Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of warrants
Warrants outstanding	17,017,601	11,916,801
Warrant issued	6,191,500	5,100,800
Warrant exercised or cancelled	(1,996,288)
Warrants outstanding	21,212,813	17,017,601
Weighted average exercise price
Warrants outstanding, weighted average exercise price	$ 1.29	$ 1.71
Warrants issued, weighted average exercise price	$ 0.75	$ 0.28
Warrants exercised or cancelled weighted average exercise price	$ 0.36
Warrants outstanding, weighted average exercise price	$ 1.19	$ 1.29
Expiring in 2015	285,345
Expiring in 2016
Expiring in 2017	7,235,622
Expiring thereafter	13,691,846